Note 6 - Financial Assets at FVTPL	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of financial instruments at fair value through profit or loss [text block]
6.	Financial assets at FVTPL

	As of December 31,
	2025	2024
Current items:
Investment in a rent-a-captive company (1)	$1,000	$1,000
Convertible loan (2)	500,000	-
	$501,000	$1,000

Non-current items:
Investment in SAFE (3)	$4,000,000	$-

(1)

In 2022, the Group entered into a rent-a-captive arrangement with an insurance company by making an initial investment of $1,105,540 and a further investment of $588,600 in 2024. In a rent-a-captive structure, an insurance company provides insurance services through a captive company to its participants. The Group participates in the captive insurance agreement by investing certain capital and insures itself against future losses, wherein such investment covers the premium for future claims payments. The insurance company agrees to cause dividends of the rent-a-captive company to be declared and paid to the Group, if approved.

During the years ended  December 31, 2025, 2024 and 2023, the Group recognized expenses amounting to $Nil, $46,146, and $78,128, respectively.

During the years ended  December 31, 2025, 2024 and 2023, a dividend of $Nil, $1,536,555 and $Nil, respectively was declared by the insurance company and received by the Group.

(2)

In December 2025, the Company, through its wholly owned subsidiary Gorilla UK, entered into a convertible loan agreement (the “Astrikos Loan Agreement”) with Astrikos Pte. Ltd. (“Astrikos AI”) and Hegde Chinmaya (Controlling Shareholder of Astrikos AI), for setting-up a loan facility of $500,000 (the “Astrikos Loan Facility”) for Astrikos AI. The Company disbursed the loan of $500,000 in December 2025.

The Astrikos Loan Agreement provides for a 0% interest rate for the first twelve months from the date of drawdown and 20% per annum thereafter. The interest shall be rolled and added to the principal amount of loan and shall be payable as and when the principal amount outstanding under the agreement is redeemed or repaid in full. The loan is repayable 12 months from the date of the agreement, unless repaid earlier or converted. On the repayment date, the Borrower may elect to repay the outstanding amount in cash or, failing such repayment, the outstanding principal and accrued interest will convert into preference shares representing 3.9375% of the fully diluted share capital of Astrikos AI.

Given the proximity of the loan disbursement date to the period-end date, the fair value of the financial asset at period-end is considered to approximate its fair value at initial recognition.

(3)

On March 11, 2025, the Company entered into a partnership agreement with One Amazon USA Inc., in connection with an investment through a Simple Agreement for Future Equity (“SAFE”) for a total investment commitment of up to $5,000,000. The agreement designates the Company as the primary technology provider for One Amazon’s Internet of Forests initiative. The SAFE represents a future right to equity that automatically converts into preferred stock upon a qualifying equity financing at a 15% discount to the lowest price paid by new investors, while providing for a payout equal to the greater of the purchase price or the fair market value conversion amount upon an IPO, direct listing, or change of control. Although the Company holds no voting rights prior to conversion, the SAFE entitles the Company to receive dividends on par with common stock and maintains liquidation priority junior to indebtedness but pari passu with other SAFE and preferred stockholders. The Company classifies this investment as a FVTPL and remeasures the instrument at each reporting date.